UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(866) 383-7667
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.
Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 93.4%
Aerospace & Defense - 1.7%
4,866,736	Bombardier, Inc. - Class B (Canada) (1)	$9,359,458

Auto Components - 1.6%
243,873	Gentherm, Inc. (United States) (1)	8,989,159

Automobiles - 1.5%
561,600	Fiat Chrysler Automobiles NV (Netherlands)	8,361,065

Capital Markets - 4.8%
408,655	AURELIUS Equity Opportunities SE & Co. KGaA (Germany) (2)	18,602,315
353,600	KKR & Co, Inc. - Class A (United States)	8,306,064
		26,908,379
Chemicals - 7.1%
411,000	DowDuPont, Inc. (United States)	21,910,410
563,748	Kraton Corp. (United States) (1)(4)	18,141,411
		40,051,821

Construction & Engineering - 1.3%
50,133	Ackermans & van Haaren NV (Belgium)	7,563,871

Consumer Finance - 1.4%
4,490,125	B2Holding ASA (Norway) (2)	6,299,226
16,710,000	Emergent Capital, Inc. (United States) (1)(8)	1,620,870
		7,920,096
Diversified Telecommunication Services - 5.0%
560,100	Nordic Entertainment Group AB - Class B (Sweden) (1)(2)(8)	13,133,039
560,100	Modern Times Group MTG AB - B Shares (Sweden) (2)	7,174,977
2,812,289	ICE Group AS (Norway) (1)(3)(10)	6,847,353
1,789,828	Net1 International Holdings AS (Norway) (1)	1,037,587
		28,192,956
Energy Equipment & Services - 4.8%
3,409,544	Borr Drilling, Ltd. (Norway) (1)(2)	10,515,292
1,559,470	Northern Drilling, Ltd. (Norway) (1)(2)(8)	9,799,857
4,093,502	Magseis Fairfield ASA (Norway) (1)(2)(8)	7,000,522
		27,315,671
Food Products - 6.9%
2,101,006	Atlantic Sapphire AS (Norway) (1)	22,045,466
1,859,352	Salmones Camanchaca SA (Chile) (8)	17,030,685
		39,076,151
Hotels, Restaurants & Leisure - 5.6%
712,121	Universal Entertainment Corp. (Japan)	21,460,653
2,342,942	Codere SA Restricted (Spain)(Acquired 08/03/2016 through 01/26/2017, cost $18,708,943) (1)(3)(8)(9)(10)	9,449,350
131,627	Codere SA (Spain) (1)	476,920
		31,386,923
Industrial Conglomerates - 8.4%
292,937	EXOR NV (Netherlands)	19,026,150
3,670,779	Bollore SA (France) (2)(8)	16,586,160
295,952	Lifco AB - B Shares (Sweden)	12,064,342
		47,676,652

Insurance - 2.9%
387,891	NN Group NV (Netherlands)	16,112,449

Life Sciences Tools & Services - 1.7%
3,624,664	Enzo Biochem, Inc. (United States) (1)(5)(8)	9,895,333

Marine - 12.6%
952,256	Scorpio Tankers, Inc. (Monaco)	18,892,759
384,811	Hapag-Lloyd AG (Germany) (2)(8)	12,172,919
2,851,002	Scorpio Bulkers, Inc. (Monaco)	10,947,848
3,630,223	Navios Maritime Containers LP (Greece) (1)(5)(8)	8,676,233
1,076,461	Genco Shipping & Trading, Ltd. (United States) (1)	8,030,399
7,178,953	Navios Maritime Partners LP (Greece) (8)	6,533,565
817,600	Star Bulk Carriers Corp. (Greece) (1)(2)	5,379,808
404,870	Safe Bulkers, Inc. (Greece) (1)	591,110
1,443,063	Songa Bulk AS (Norway) (8)	66,925
		71,291,566
Media - 6.2%
813,098	Vivendi SA (France) (2)(4)	23,559,466
420,565	Altice USA, Inc. - Class A (United States) (1)(2)	9,033,736
925,451	Altice NV (France) (2)	2,430,261
		35,023,463
Metals & Mining - 2.4%
1,707,679	Constellium NV - Class A (Netherlands) (1)	13,627,278

Oil, Gas & Consumable Fuels - 2.2%
681,650	Par Pacific Holdings Inc. (United States) (1)	12,140,187
		12,140,187
Pharmaceuticals - 2.9%
910,479	Fagron NV (Belgium) (8)	16,351,568

Professional Services - 1.7%
562,511	AF POYRY AB (Sweden)	9,377,906

Semiconductors & Semiconductor Equipment - 4.4%
1,992,829	MagnaChip Semiconductor Corp. (South Korea) (1)(2)(5)	14,746,935
437,353	Xperi Corp. (United States) (4)	10,234,060
		24,980,995
Technology Hardware, Storage & Peripherals - 3.4%
756,910	S&T AG (Austria) (2)	18,934,212

Transportation Infrastructure - 2.9%
2,548,545	Frontline, Ltd. (Norway) (1)(2)(4)	16,463,601

TOTAL COMMON STOCKS
(Cost $525,122,609)		527,000,760

Principal Amount		Value
CORPORATE OBLIGATION - 1.6%
Consumer Finance - 1.6%
$12,189,698	Emergent Capital, Inc.
	11.500%, 7/15/2021 (United States) (8)	9,142,273
TOTAL CORPORATE OBLIGATION
(Cost $11,676,323)		9,142,273

Shares				Value
RIGHTS - 0.1%
Professional Services - 0.1%
309,100		AF POYRY AB, Expiration: April, 2019 (Sweden) (1)(8)		631,678

TOTAL RIGHTS
(Cost $640,513)				631,678

WARRANTS - 0.0%
Consumer Finance - 0.0%
4,344,786		Emergent Capital, Inc., Expiration: July, 2025, Exercise Price $0.20 (United States) (1)(3)(8)(10)		185,353

TOTAL WARRANTS
(Cost $0)				185,353

Contracts(6)			Notional Value	Value
CALL OPTIONS PURCHASED - 0.0%
2,000		iShares 20+ Year Treasury Bond ETF, Expiration: April, 2019, Strike Price $129.00 (United States)	$25,288,000	93,000

TOTAL CALL OPTIONS PURCHASED
(Cost $61,904)				93,000

PUT OPTIONS PURCHASED - 0.6%
10,000		iShares Russell 2000 ETF, Expiration: May, 2019, Strike Price $147.00 (United States)	153,090,000	1,725,000
5,000		iShares Russell 2000 ETF, Expiration: May, 2019, Strike Price $145.00 (United States)	76,545,000	677,500
600		Tesla, Inc., Expiration: August, 2019, Strike Price $180.00 (United States)	16,791,600	522,000
4,000		Invesco CurrencyShares Euro Currency Trust, Expiration: May, 2019, Strike Price $106.00 (United States)	42,808,000	162,000
200		Tesla, Inc., Expiration: January, 2020, Strike Price $100.00 (United States)	5,597,200	105,500
1,500		Invesco CurrencyShares Euro Currency Trust, Expiration: April, 2019, Strike Price $107.00 (United States)	16,053,000	75,000
TOTAL PUT OPTIONS PURCHASED
(Cost $3,055,254)				3,267,000

Shares				Value
SHORT-TERM INVESTMENT - 3.0%
Money Market Fund - 3.0%
16,650,740		First American Treasury Obligations Fund- Class X, 2.33% (7)		16,650,740
TOTAL SHORT-TERM INVESTMENT
(Cost $16,650,740)				16,650,740

SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES - 10.9%
Money Market Fund - 10.9%
49,592,344		Dreyfus Government Cash Management - Investor Class, 2.34% (7)		49,592,344
11,852,594		First American Government Obligations Fund - Class Y, 2.06% (7)		11,852,594
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
(Cost $61,444,938)				61,444,938

TOTAL INVESTMENTS IN SECURITIES - 109.6%
(Cost $618,652,281)				618,415,742
Liabilities in Excess of Other Assets - (9.6)%				(54,251,510)
TOTAL NET ASSETS - 100.0%				$564,164,232

Percentages are stated as a percent of net assets.
	(1)	Non-income producing security.
	(2)
All or a portion of this security is on loan. The total value of securities on loan was $61,444,938. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

	(3)	These securities were fair valued in good faith by the Adviser’s Valuation Committee. The aggregate value of these securities at March 31, 2019 were $16,482,056, which represents 2.9% of net assets.
	(4)
All or a portion of this security was segregated as collateral for written options. Written options are collateralized with fully paid securities and cash with a value of $20,464,321 and $11,158,588 respectively at March 31, 2019.

	(5)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to “Investments in Affiliates” for further disclosures related to these affiliated securities.
	(6)	100 shares per contract.
	(7)	Seven-day yield as of March, 31 2019.
	(8)	The Advisor has deemed a portion of these securities as illiquid. These securities have a value of $70,668,647, which represents 12.5% of total net assets at March 31, 2019.
	(9)	This security is restricted. This security has a value of $9,449,350, which represents 1.7% of total net assets at March 31, 2019.
	(10)	Value determined using significant unobservable inputs.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued
COUNTRY ALLOCATION for Investments in Securities at March 31, 2019 (Unaudited)

Country	Long
United States^	35.3%
Norway	14.2%
Netherlands	10.1%
France	7.5%
Sweden	7.5%
Germany	5.5%
Monaco	5.3%
Belgium	4.2%
Japan	3.8%
Greece	3.7%
Austria	3.4%
Chile	3.0%
South Korea	2.6%
Spain	1.8%
Canada	1.7%
Total	109.6%
Percentages are stated as a percent of net assets.
^	United States allocation includes Short-Term Investment-Money Market Fund of 3.0% and Securities Held as Collateral on Loaned Securities of 10.9%

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued
SCHEDULE OF OPTIONS WRITTEN at March 31, 2019 (Unaudited)

Contracts(1)			Notional Value	Value
CALL OPTIONS WRITTEN - (0.1%)
2,000		iShares 20+ Year Treasury Bond ETF, Expiration: April, 2019, Strike Price $126.00 (United States)	25,288,000	289,000
TOTAL CALL OPTIONS WRITTEN
(Premiums Received $141,384)				289,000

PUT OPTIONS WRITTEN - (0.1%)
15,000		iShares Russell 2000 ETF, Expiration: May, 2019, Strike Price $132.00 (United States)	229,635,000	435,000
600		Tesla, Inc., Expiration: August, 2019, Strike Price $110.00 (United States)	16,791,600	165,300
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $762,412)				600,300

TOTAL OPTIONS WRITTEN				$889,300
(Premiums Received $903,796)
	100 shares per contract.

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS at March 31, 2019 (Unaudited)
As of March 31, 2019, the Fund had the following forward currency contracts outstanding:

	Currency to be Received		Currency to be Delivered
							Net Unrealized
			USD Value at			USD Value at	Appreciation
Settlement Date	Amount	Currency	March 31, 2019	Amount	Currency	March 31, 2019	(Depreciation)
6/13/2019	169,200,413	USD	$169,200,413	148,510,000	EUR	$167,680,586	$1,519,827	(a)
6/13/2019	43,128,862	USD	43,128,862	397,159,000	SEK	42,965,871	162,990	(a)
6/13/2019	211,000,000	JPY	1,915,305	1,932,748	USD	1,932,748	(17,442)	(a)
6/13/2019	9,814,537	USD	9,814,537	13,140,000	CAD	9,851,668	(37,131)	(a)
6/13/2019	23,073,111	USD	23,073,111	2,561,000,000	JPY	23,246,904	(173,793)	(a)
6/13/2019	81,800,180	USD	81,800,180	706,410,000	NOK	82,147,384	(347,204)	(a)
			$328,932,408			$327,825,161	$1,107,247

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollars
(a)	Counterparty: forward foreign currency contracts outstanding with Bank of New York Mellon.

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2019 (Unaudited)

The Evermore Global Value Fund (“the Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The types of assets generally included in this category are domestic equities listed in active markets and foreign equities listed in active markets that have not been fair valued using FVIS.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit risk, yield curves and similar data. The types of assets generally included in this category are bonds, financial instruments classified as derivatives and foreign equities fair valued using FVIS.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, default rates and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may also include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the level inputs used to value the Fund’s net assets as of March 31, 2019 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$509,666,470	$1,037,587	$16,296,703	$527,000,760
Corporate Obligations	–	9,142,273	–	9,142,273
Rights	631,678	–	–	631,678
Warrants	–	–	185,353	185,353
Call Options Purchased	–	93,000	–	93,000
Put Options Purchased	–	3,267,000	–	3,267,000
Short-Term Investments	16,650,740	–	–	16,650,740
Investments Purchased With Proceeds From Securities Lending Collateral	61,444,938	–	–	61,444,938
Total Investments in Securities	588,393,826	13,539,860	16,482,056	618,415,742
Unrealized appreciation on Forward Foreign Currency *	-	1,682,817	–	1,682,817
Total Assets	588,393,826	15,222,677	16,482,056	620,098,559
Liabilities
Call Options Written*	$–	$289,000	$–	$289,000
Put Options Written*	–	600,300	–	600,300
Unrealized depreciation on Forward Foreign Currency *	–	575,570	–	575,570
Total Liabilities	$–	$1,464,870	$–	$1,464,870

* Forward foreign currency contracts are reflected at the unrealized appreciation (depreciation), while options written are reflected at value.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description			Common Stocks	Warrants
Balance as of January 1, 2019			$27,379,284	$103,975
Purchases			2,541,056	-
Sales proceeds and paydowns			(29,873)	-
Realized gain (loss)			(106,079)	-
Change in unrealized appreciation (depreciation)			(13,487,685)	81,378
Transfers into/(out of) Level 3			-	-
Balance as of March 31, 2019			$16,296,703	$185,353
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at March 31, 2019.			$(13,487,685)	$81,378

The Level 3 amounts disclosed in the table above consist of three securities that are fair valued in good faith, using significant unobservable inputs, by the Adviser’s Valuation Committee. The table below includesthe quantitative information about the Level 3 fair value measurements for these securities:

Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Inputs	Market Value Impact if Input Increases
Common Stock	9,449,350	Market Approach	10 day volume weighted average price	3.6 Euro	Decrease
Common Stock	6,847,353	Market Approach	10 day volume weighted average price	21 Nok	Increase
Warrant	185,353	Options pricing model	Illiquidity discount rate	25.00%	Decrease
			Default rate	15.50%	Decrease

Investments in Affiliates
The Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2019. As a result, these companies are deemed to be affiliated companies. The below table represents market value:

Issuer	Value Jan. 1, 2019	Purchases	Sales	Realized Gain (Loss)
Enzo Biochem, Inc. (United States)	$10,076,566	$-	$-	$-
MagnaChip Semiconductor Corp. (South Korea)	15,130,845	-	2,681,972	(2,016,102)
Navios Maritime Containers LP (Greece)	10,273,533	-	2	(2)
Songa Bulk AS (Norway)	74,537	-	36,830	(116,194)
	$35,555,481	$-	$2,718,804	$(2,132,298)

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value March 31, 2019	Share Balance March 31, 2019
Enzo Biochem, Inc. (United States)	$(181,233)	$-	$9,895,333	3,624,664
MagnaChip Semiconductor Corp. (South Korea)	4,314,164	-	14,746,935	1,992,829
Navios Maritime Containers LP (Greece)	(1,597,296)	-	8,676,233	3,630,223
Songa Bulk AS (Norway)	145,412	-	66,925	1,443,063
	$2,681,047	$-	$33,385,426	10,690,779

Item 2. Controls and Procedures.
(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore     Evermore Funds Trust

By (Signature and Title)*      /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer/President

Date         5/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer/President

Date         5/22/2019

By (Signature and Title)*      /s/ Bartholomew Tesoriero
Bartholomew Tesoriero, Chief Financial Officer/Treasurer

Date         5/22/2019

* Print the name and title of each signing officer under his or her signature.